CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 11,385,381	$ 26,773,902
Restricted cash	2,522,898
Accounts receivable, net	7,005,396	11,241,534
Inventories, net	9,432,929	7,682,052
Prepayments and other current assets	4,246,959	6,497,363
Total current assets	37,111,396	54,410,523
Non current assets
Property and Equipment, net	1,972,396	969,207
Long-term investments	106,704	104,335
Operating lease right-of-use assets, net	1,766,194	1,653,733
Other non-current assets	1,711,830
Total non current assets	5,557,124	2,727,275
Total assets	42,668,520	57,137,798
Current liabilities
Short-term borrowings	6,402,231	8,811,599
Accounts payable	6,727,086	7,666,956
Contract liabilities	4,074,505	3,229,431
Operating lease liabilities-current	592,989	303,851
Financial liability	63,593	189,279
Amounts to a related party	164,046	125,748
Accrued expenses and other current liabilities	5,513,404	5,860,907
Total current liabilities	23,537,854	26,187,771
Non current liabilities
Operating lease liabilities-non-current	1,175,413	1,274,314
Other non-current liabilities	88,898	166,829
Total non current liabilities	1,264,311	1,441,143
Total liabilities	24,802,165	27,628,914
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid - in capital	100,820,027	79,883,038
Accumulated other comprehensive income	1,893,379	1,975,487
Accumulated deficit	(84,876,067)	(52,373,422)
Total shareholders' equity	17,866,355	29,508,884
Total liabilities and shareholders' equity	42,668,520	57,137,798
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Common stock value	21,603	16,368
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Common stock value	7,413	7,413
Related Party
Current assets
Amounts due from related parties, net	2,517,833	2,215,672
Current liabilities
Amounts to a related party	$ 164,046	$ 125,748